                                     [Logo]


                           U.S. TREASURY RESERVE FUND

                                CASH RESERVE FUND



                       SEMI-ANNUAL REPORT TO SHAREHOLDERS

                                 March 31, 1998



                               Distributed through

                         First Data Distributors, Inc.

                               4400 Computer Drive

                        Westborough, Massachusetts 01581

                                  1-888-FIRST16

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[Logo]                                                  First Choice Funds Trust
--------------------------------------------------------------------------------

                                TABLE OF CONTENTS

                           Letter to Our Shareholders
                                     PAGE 1

                       Schedules of Portfolio Investments
                          U.S. Treasury Reserve Fund :
                                     PAGE 2
                               Cash Reserve Fund :
                                     PAGE 3

                      Statements of Assets and Liabilities
                                     PAGE 5

                            Statements of Operations
                                     PAGE 6

                       Statements of Changes in Net Assets
                                     PAGE 7

                              Financial Highlights
                                     PAGE 8

                          Notes to Financial Statements
                                     PAGE 10

                             Shareholder Information
                                   BACK COVER

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First Choice Funds Trust                                                  [Logo]
--------------------------------------------------------------------------------

May 15, 1998

Dear First Choice Funds Shareholder:

We are pleased to present to our shareholders the 1998 semi-annual report on the operations of the money market funds of the First Choice Funds Trust: the U.S. Treasury Reserve Fund and Cash Reserve Fund (the "Funds"). As you will see by reviewing the schedules of portfolio investments and financial statements that follow, the Funds have had a substantial increase in assets since commencing operations just over 17 months and 15 months ago, respectively.

We would like to note a few select highlights from operations during the preceding six months. At March 31, 1998, the Funds totalled over $152 million in net assets, an increase of nearly $19 million or about 13% from September 30, 1997. During the six month period ended March 31, 1998, the Funds distributed nearly $4 million to shareholders. The U.S. Treasury Reserve Fund invests its assets in U.S. Treasury Bills and Notes backed by the full faith and credit of the United States Government. The Cash Reserve Fund was fully invested at March 31, 1998 in high quality short-term obligations issued by such well known corporations as American Express, Ford Motor Company, General Electric and IBM, as well as issues of agencies of the United States Government.

For the period ended March 31, 1998, the seven-day yields for the U.S. Treasury Reserve Fund Institutional Class and Service Class were 4.97%, respectively. For the same seven-day period, the effective yields for the Institutional Class and Service Class were 5.09%, respectively.

For the period ended March 31, 1998, the seven-day yields for the Cash Reserve Fund Institutional Class and Service Class were 5.15%, respectively. For the same seven-day period, the effective yields for the Institutional Class and Service Class were 5.28%, respectively.

We hope that you have found in the First Choice Funds Trust's money market funds the investment vehicle that best delivers current income, liquidity and the security of a stable $1.00 net asset value. We trust that you will find your investment in the Funds to be a fundamentally important part of your investment portfolio. If, at any time, we can offer you information about your investment or about this report, please do not hesitate to call on us at 1-888-FIRST16. We appreciate your continued participation in our mutual fund family and look forward to serving your needs in the future.

William C. Conrad
President & CEO
First American Capital Management, Inc.

An investment in the Funds is neither insured nor guaranteed by the U.S. Government. Yields may fluctuate and there can be no assurance that the Funds will be able to maintain a stable NAV of $1.00 per share.

This material must be accompanied or preceded by a current prospectus.

--------------------------------------------------------------------------------

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[Logo]                                                  First Choice Funds Trust
--------------------------------------------------------------------------------

U.S. TREASURY RESERVE FUND
SCHEDULE OF PORTFOLIO INVESTMENTS -- MARCH 31, 1998 (UNAUDITED)

  PRINCIPAL                                                            VALUE
   AMOUNT                                                             (NOTE 2)
  ---------                                                           --------
U. S. GOVERNMENT AND
AGENCY OBLIGATIONS - 99.2%

                     U.S. TREASURY BILLS (A) - 27.2%
$13,942,000          5.47%, 04/16/1998 ....................          $13,911,016
  5,036,000          5.40%, 04/23/1998 ....................            5,019,775
  1,475,000          5.31%, 05/28/1998 ....................            1,462,926
                                                                     -----------
                                                                      20,393,717
                                                                     -----------

                     U.S. TREASURY NOTES - 72.0%
 10,035,000          7.87%, 04/15/1998 ....................           10,044,011
 10,000,000          5.87%, 04/30/1998 ....................           10,003,419
  1,990,000          9.00%, 05/15/1998 ....................            1,998,351
    370,000          6.12%, 05/15/1998 ....................              370,350
  8,925,000          6.00%, 05/31/1998 ....................            8,931,264
    600,000          8.25%, 07/15/1998 ....................              604,983
 15,650,000          5.87%, 08/15/1998 ....................           15,672,439
  6,305,000          6.12%, 08/31/1998 ....................            6,322,281
                                                                     -----------
                                                                      53,947,098
                                                                     -----------
TOTAL INVESTMENTS - 99.2% .................................           74,340,815
(Cost $74,340,815)*                                                  -----------
NET OTHER ASSETS AND LIABILITIES - 0.8% ...................              630,213
                                                                     -----------
TOTAL NET ASSETS - 100.0% .................................          $74,971,028
                                                                     ===========

----------
*   Aggregate cost for Federal tax purposes.
(A) The rates shown represent annualized yield to maturity at the time of purchase.

Please see the accompanying notes to financial statements.
--------------------------------------------------------------------------------

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First Choice Funds Trust                                                  [Logo]
--------------------------------------------------------------------------------

CASH RESERVE FUND
SCHEDULE OF PORTFOLIO INVESTMENTS -- MARCH 31, 1998 (UNAUDITED)

 PRINCIPAL                                                             VALUE
  AMOUNT                                                              (NOTE 2)
 ---------                                                            --------

COMMERCIAL PAPER (A) - 57.0%

                   SECURITY BROKERS AND DEALERS - 19.5%
$3,750,000         Bear Stearns Cos., Inc., Dcp.
                   5.65%, 04/14/1998 .........................      $ 3,742,498
 2,400,000         Merrill Lynch & Co., Inc.
                   5.62%, 05/08/1998 .........................        2,386,532
 1,500,000         Merrill Lynch & Co., Inc.
                   5.68%, 09/18/1998 .........................        1,461,467
   800,000         Morgan Stanley, Dean Witter
                   5.61%, 05/15/1998 .........................          794,671
 2,000,000         Morgan Stanley, Dean Witter
                   5.61%, 05/29/1998 .........................        1,982,503
 1,000,000         Morgan Stanley, Dean Witter
                   5.70%, 09/29/1998 .........................          972,498
 2,750,000         Salomon-Smith Barney Holdings, Inc.
                   5.62%, 04/17/1998 .........................        2,743,290
 1,000,000         Salomon-Smith Barney Holdings, Inc.
                   5.67%, 09/11/1998 .........................          975,324
                                                                    -----------
                                                                     15,058,783
                                                                    -----------

                   FINANCE - 19.2%
 1,000,000         American Express Credit Corp.
                   5.59%, 04/02/1998 .........................          999,848
 2,750,000         American Express Credit Corp.
                   5.63%, 04/14/1998 .........................        2,744,518
 1,500,000         American General Finance Corp.
                   5.61%, 04/16/1998 .........................        1,496,581
 1,300,000         American General Finance Corp.
                   5.61%, 04/24/1998 .........................        1,295,457
 1,000,000         Associates Corp. of North America
                   5.61%, 06/16/1998 .........................          988,537
 2,200,000         Beneficial Corp.
                   5.62%, 05/22/1998 .........................        2,182,952
 1,500,000         Beneficial Corp.
                   5.61%, 06/03/1998 .........................        1,485,746
 2,500,000         CIT Group Holdings Inc.
                   5.62%, 04/02/1998 .........................        2,499,619
 1,200,000         CIT Group Holdings Inc.
                   5.66%, 07/27/1998 .........................        1,178,628
                                                                    -----------
                                                                     14,871,886
                                                                    -----------

                   AUTOMOBILE FINANCING - 8.7%
 1,000,000         Ford Motor Credit Co.
                   5.63%, 06/04/1998 .........................          990,276
 2,000,000         Ford Motor Credit Co.
                   5.64%, 06/25/1998 .........................        1,974,169
 3,750,000         Toyota Motor Credit Co.
                   5.63%, 04/09/1998 .........................        3,745,400
                                                                    -----------
                                                                      6,709,845
                                                                    -----------

                   TECHNOLOGY- 8.3%
 3,000,000         General Electric Capital Corp.
                   5.61%, 04/10/1998 .........................        2,995,890
 3,400,000         International Business Machine Credit Corp.
                   5.58%, 04/24/1998 .........................        3,388,161
                                                                    -----------
                                                                      6,384,051
                                                                    -----------

                   RECREATION - 1.3%
 1,000,000         Disney (Walt) Co.
                   5.70%, 07/17/1998 .........................          983,772
                                                                    -----------

                   TOTAL COMMERCIAL PAPER ....................       44,008,337
                   (Cost $44,008,337)                               -----------

BANKERS ACCEPTANCES (A) - 25.0%

 1,000,000         BankBoston
                   5.52%, 04/03/1998 .........................          999,699
 1,000,000         BankBoston
                   5.75%, 04/15/1998 .........................          997,853
 2,000,000         Bank of America
                   5.59%, 04/16/1998 .........................        1,995,417
 1,000,000         Bank of America
                   5.55%, 04/23/1998 .........................          996,688
 1,513,323         Chase Manhattan Bank
                   5.56%, 04/01/1998 .........................        1,513,323
 2,000,000         Chase Manhattan Bank
                   5.54%, 05/11/1998 .........................        1,988,022
 1,000,000         Corestates Bank, N.A.
                   5.64%, 09/14/1998 .........................          975,054
 1,000,000         Corestates Bank, N.A.
                   5.64%, 09/23/1998 .........................          973,701
 2,500,000         First National Bank of Chicago
                   5.74%, 04/20/1998 .........................        2,492,730
 1,000,000         First National Bank of Chicago
                   5.55%, 04/22/1998 .........................          996,821
 1,000,000         Republic National Bank of New York
                   5.53%, 04/20/1998 .........................          997,150
 2,000,000         Republic National Bank of New York
                   5.52%, 05/04/1998 .........................        1,990,155
 1,124,727         Union Bank of California
                   5.56%, 04/24/1998 .........................        1,120,818
 1,273,739         Union Bank of California
                   5.56%, 04/30/1998 .........................        1,268,178
                                                                    -----------

                   TOTAL BANKERS ACCEPTANCES .................       19,305,609
                   (Cost $19,305,609)                               -----------

U.S. AGENCY OBLIGATIONS (A) - 12.7%

                   FEDERAL HOME LOAN
                   MORTGAGE CORPORATION
                   DISCOUNT NOTES - 7.7%
 5,950,000         5.55%, 04/06/1998 .........................        5,945,488
                                                                    -----------

                   FEDERAL FARM CREDIT BANK CONSOLIDATED
                   DISCOUNT NOTES - 2.5%
 2,000,000         5.61%, 10/26/1998 .........................        1,938,062
                                                                    -----------

                   FEDERAL HOME LOAN BANK
                   DISCOUNT NOTES - 1.8%
 1,370,000         5.56%, 04/13/1998 .........................        1,367,507
                                                                    -----------

                   FEDERAL AGRICULTURAL
                   MORTGAGE CORPORATION
                   DISCOUNT NOTES - 0.6%
   445,000         5.56%, 04/01/1998 .........................          445,000
                                                                    -----------

                   FEDERAL NATIONAL MORTGAGE
                   ASSOCIATION DISCOUNT NOTE - 0.1%
    70,000         5.56%, 04/13/1998 .........................           69,869
                                                                    -----------

                   TOTAL U.S. AGENCY
                   OBLIGATIONS ...............................        9,765,926
                   (Cost $9,765,926)                                -----------

CERTIFICATES OF DEPOSIT - 4.3%

 1,000,000         ABN AMRO Bank
                   5.82%, 07/17/1998 .........................        1,000,369
 1,300,000         Bankers Trust Co.
                   5.94%, 09/10/1998 .........................        1,299,585
 1,000,000         Corestates Bank, N.A.
                   5.50%, 04/01/1998 .........................        1,000,000
                                                                    -----------

                   TOTAL CERTIFICATES OF DEPOSIT .............        3,299,954
                   (Cost $3,299,954)                                -----------

CORPORATE BONDS - 1.3%

 1,000,000         BankBoston
                   5.65%, 04/06/1998 .........................        1,000,007
                                                                    -----------

                   TOTAL CORPORATE BONDS .....................        1,000,007
                   (Cost $1,000,007)                                -----------

TOTAL INVESTMENTS - 100.3% - .................................       77,379,833
(Cost $77,379,833)*                                                 -----------
NET OTHER ASSETS AND LIABILITIES - (0.3)% ....................         (240,903)
                                                                    -----------
TOTAL NET ASSETS - 100.00% ...................................      $77,138,930
                                                                    ===========

---------
*   Aggregate cost for Federal tax purposes.
(A) The rates shown represent annualized yield to maturity at the time of purchase.

Please see the accompanying notes to financial statements.
-------------------------------------------------------------------------------

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First Choice Funds Trust                                                  [Logo]
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STATEMENTS OF ASSETS AND LIABILITIES -- MARCH 31, 1998 (UNAUDITED)

                                                    U. S. TREASURY      CASH
                                                     RESERVE FUND   RESERVE FUND
                                                    --------------  ------------
ASSETS:
  Investments at value (Amortized cost $74,340,815
    and $77,379,833, respectively) (Note 2) ......... $74,340,815   $77,379,833
  Interest receivable ...............................   1,024,245       103,177
  Unamortized organization costs (Note 2) ...........      44,712        48,347
  Prepaid expenses ..................................       2,625         3,139
                                                      -----------   -----------
    Total Assets ....................................  75,412,397    77,534,496
                                                      -----------   -----------
LIABILITIES:
  Payable to Custodian ..............................       2,671         1,300
  Dividends payable .................................     330,386       329,594
  Investment advisory fee payable (Note 4) ..........       3,440         3,219
  Administration and accounting fee payable (Note 4)       10,335         9,986
  Transfer agent fee payable (Note 4) ...............      12,143         7,161
  Trustee fee payable (Note 4) ......................       5,234         3,455
  Accrued expenses and other payables ...............      77,160        40,851
                                                      -----------   -----------
    Total Liabilities ...............................     441,369       395,566
                                                      -----------   -----------
NET ASSETS .......................................... $74,971,028   $77,138,930
                                                      ===========   ===========
NET ASSETS CONSIST OF:
  Par Value (Note 3) ................................ $    74,968   $    77,140
  Paid-in Capital (Note 3) ..........................  74,893,051    77,062,815
  Accumulated undistributed net realized gain (loss)
    on investments sold .............................       3,009        (1,025)
                                                      -----------   -----------
TOTAL NET ASSETS .................................... $74,971,028   $77,138,930
                                                      ===========   ===========

NET ASSETS
  Service Class ..................................... $72,843,114   $76,421,794
  Institutional Class ...............................   2,127,914       717,136
                                                      -----------   -----------
    Total ........................................... $74,971,028   $77,138,930
                                                      ===========   ===========
SHARES OUTSTANDING
  Service Class .....................................  72,840,138    76,422,820
  Institutional Class ...............................   2,127,881       717,135
                                                      -----------   -----------
    Total ...........................................  74,968,019    77,139,955
                                                      ===========   ===========
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE
  Service Class ..................................... $      1.00   $      1.00
                                                      ===========   ===========
  Institutional Class ............................... $      1.00   $      1.00
                                                      ===========   ===========

Please see the accompanying notes to financial statements.
-------------------------------------------------------------------------------

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[Logo]                                                  First Choice Funds Trust
-------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS -- FOR THE SIX MONTHS ENDED MARCH 31, 1998 (UNAUDITED)

                                                     U. S. TREASURY     CASH
                                                      RESERVE FUND  RESERVE FUND
                                                     -------------- ------------
INVESTMENT INCOME:
  Interest income (Note 2) .......................... $ 2,385,826   $ 1,623,233
                                                      -----------   -----------

EXPENSES:
  Investment advisory fees (Note 4) .................     133,426        86,407
  Administration fees (Note 4) ......................      66,713        43,204
  Accounting fees (Note 4) ..........................      17,739        17,766
  Legal fees ........................................      32,340        24,132
  Amortization of organization costs (Note 2) .......       6,362         6,362
  Trustees' fees and expenses (Note 4) ..............      14,405         8,810
  Transfer agent fees (Note 4) ......................       7,818         7,147
  Registration and filing fees ......................      21,232        26,697
  Miscellaneous and Other Expenses ..................      42,817         6,367
                                                      -----------   -----------
    Total Gross Expenses ............................     342,852       226,892
      Less: Fee waivers (Note 4) ....................    (149,161)     (100,809)
                                                      -----------   -----------
        Total Expenses ..............................     193,691       126,083
      Less: Custody earnings credits (Note 2) .......        (166)         (698)
                                                      -----------   -----------
        Net Expenses ................................     193,525       125,385
                                                      -----------   -----------
NET INVESTMENT INCOME ...............................   2,192,301     1,497,848
                                                      -----------   -----------

REALIZED GAIN (LOSS) FROM INVESTMENTS (NOTE 2):
  Net realized gain (loss) on investments sold ......       2,051          (635)
                                                      -----------   -----------

NET INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS ......................... $ 2,194,352   $ 1,497,213
                                                      ===========   ===========

Please see the accompanying notes to financial statements.
--------------------------------------------------------------------------------

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
First Choice Funds Trust                                                                                          [Logo]
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STATEMENTS OF CHANGES IN NET ASSETS

                                                     U. S. TREASURY RESERVE FUND            CASH RESERVE FUND
                                                ------------------------------------ -----------------------------------
                                                SIX MONTHS ENDED                     SIX MONTHS ENDED
                                                 MARCH 31, 1998     PERIOD ENDED      MARCH 31, 1998       PERIOD ENDED
                                                  (UNAUDITED      SEPTEMBER 31, 1997*  (UNAUDITED)     SEPTEMBER 31, 1997**
                                                 ------------     ------------------   ------------    ------------------
NET ASSETS AT BEGINNING OF PERIOD ............   $ 75,575,604       $     50,000(a)    $ 58,007,987       $     50,000(a)
                                                 ------------       ------------       ------------       ------------
INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS:
  Net investment income ......................      2,192,301          2,765,083          1,497,848          1,971,470
  Net realized gain (loss) on investments sold          2,051                958               (635)              (390)
                                                 ------------       ------------       ------------       ------------
  Net increase in net assets
     resulting from operations ...............      2,194,352          2,766,041          1,497,213          1,971,080
                                                 ------------       ------------       ------------       ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net Investment Income:
    Service Class ............................     (2,141,784)        (2,714,132)        (1,495,149)        (1,971,126)
    Institutional Class ......................        (50,517)           (50,951)            (2,699)              (344)
                                                 ------------       ------------       ------------       ------------
      Total Distributions to shareholders ....     (2,192,301)        (2,765,083)        (1,497,848)        (1,971,470)
                                                 ------------       ------------       ------------       ------------

NET INCREASE (DECREASE) FROM CAPITAL
  SHARE TRANSACTIONS (NOTE 3) ................       (606,627)        75,524,646         19,131,578         57,958,377
                                                 ------------       ------------       ------------       ------------

    Net increase (decrease) in net assets ....       (604,576)        75,525,604         19,130,943         57,957,987
                                                 ------------       ------------       ------------       ------------

NET ASSETS AT END OF PERIOD ..................   $ 74,971,028       $ 75,575,604       $ 77,138,930       $ 58,007,987
                                                 ============       ============       ============       ============

----------
*   The Fund commenced operations on October 1, 1996.
**  The Fund commenced operations on January 13, 1997.
(a) Amount represents initial sale of shares to the Distributor (original seed money).

Please see the accompanying notes to financial statements.
----------------------------------------------------------------------------------------------------------------------

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
[Logo]                                               First Choice Funds Trust
-------------------------------------------------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS -- FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                                       U. S. TREASURY RESERVE FUND
                                                 ------------------------------------------------------------------------
                                                          SIX MONTHS ENDED
                                                           MARCH 31, 1998                          PERIOD ENDED
                                                            (UNAUDITED)                        SEPTEMBER 30, 1997(A)
                                                 ---------------------------------       --------------------------------
                                                    SERVICE          INSTITUTIONAL         SERVICE          INSTITUTIONAL
                                                     CLASS              CLASS               CLASS               CLASS
                                                 ------------        ------------        ------------        ------------
 Net Asset Value, beginning of period ........   $      1.000        $      1.000        $      1.000        $      1.000
                                                 ------------        ------------        ------------        ------------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income ......................          0.025               0.025               0.049               0.050
  Net realized and unrealized gain (loss)
    on investments ...........................             --(b)               --(b)               --(b)               --(b)
                                                 ------------        ------------        ------------        ------------
    Total from Investment Operations .........          0.025               0.025               0.049               0.050

LESS DISTRIBUTIONS:
  Dividends from net investment income .......         (0.025)             (0.025)             (0.049)             (0.050)
                                                 ------------        ------------        ------------        ------------
 Net Asset Value, end of period ..............   $      1.000        $      1.000        $      1.000        $      1.000
                                                 ============        ============        ============        ============

Total Return .................................           2.46%(d)            2.45%(d)            5.04%(d)            5.08%(d)

RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of period (000s) .............   $     72,843        $      2,128        $     73,581        $      1,995
Ratios to average net assets:
  Net investment income ......................           4.93%(c)            4.93%(c)            4.93%(c)            4.93%(c)
  Operating expenses* ........................           0.44%(c)            0.44%(c)            0.35%(c)            0.35%(c)
  Operating expenses excluding reimbursement,
    waiver and custody earnings credits ......           0.77%(c)            0.77%(c)            1.38%(c)            0.86%(c)
  Net investment income excluding
    reimbursements, waiver and  custody
    earnings credits .........................           4.59%(c)            4.59%(c)            3.92%(c)            4.42%(c)

----------
  *  During the period certain expenses were reduced for credits earned at Custodian bank. If such credits had not occurred, the ratios would have been as indicated. Impact of Custody earnings credits was less than 0.01% and $0.001 per share at
     September 30, 1997.
 (a) The Fund commenced operations on October 1, 1996.
 (b) Amounts were less than $0.001 per share.
 (c) Annualized
 (d) Not annualized

---------------------------------------------------------------------------------------------------------------------------------

First Choice Funds Trust                                             [Logo]
-------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS -- FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                                             CASH RESERVE FUND
                                                 ------------------------------------------------------------------------
                                                       SIX MONTHS ENDED
                                                        MARCH 31, 1998                           PERIOD ENDED
                                                          (UNAUDITED)                         SEPTEMBER 30, 1997(A)
                                                 --------------------------------        --------------------------------
                                                   SERVICE           INSTITUTIONAL         SERVICE          INSTITUTIONAL
                                                    CLASS               CLASS               CLASS               CLASS
                                                 ------------        ------------        ------------        ------------
 Net Asset Value, beginning of period ........   $      1.000        $      1.000        $      1.000        $      1.000
                                                 ------------        ------------        ------------        ------------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income ......................          0.026               0.026               0.037               0.038
  Net realized and unrealized gain (loss) on
    investments ..............................             --(b)               --(b)               --(b)               --(b)
                                                 ------------        ------------        ------------        ------------
    Total from Investment Operations .........          0.026               0.026               0.037               0.038

LESS DISTRIBUTIONS:
Dividends from net investment income .........         (0.026)             (0.026)             (0.037)             (0.038)
                                                 ------------        ------------        ------------        ------------
Net Asset Value, end of period ...............   $      1.000        $      1.000        $      1.000        $      1.000
                                                 ============        ============        ============        ============

Total Return .................................           2.60%(d)            2.60%(d)            3.78%(d)            3.82%(d)

RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of period (000s) .............   $     76,423        $        717        $     57,947        $         61
Ratios to average net assets:
  Net investment income ......................           5.20%(c)            5.20%(c)            5.23%(c)            5.23%(c)
  Operating expenses* ........................           0.44%(c)            0.44%(c)            0.35%(c)            0.35%(c)
  Operating expenses excluding reimbursement,
    waiver and custody earnings credits ......           0.79%(c)            0.79%(c)            1.43%(c)            0.93%(c)
  Net investment income excluding
    reimbursements, waiver and custody
    earnings credits .........................           4.85%(c)            4.85%(c)            4.15%(c)            4.65%(c)

----------
  *  During the period certain expenses were reduced for credits earned at Custodian bank. If such credits had not occurred, the ratios would have been as indicated. Impact of Custody earnings credits was less than 0.01% and $0.001 per share at
     September 30, 1997.
 (a) The Fund commenced operations on January 13, 1997.
 (b) Amounts were less than $0.001 per share.
 (c) Annualized
 (d) Not annualized

Please see the accompanying notes to financial statements.
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[Logo]                                       First Choice Funds Trust [Logo]
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NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 1998 (UNAUDITED)

1. ORGANIZATION

First Choice Funds Trust (the "Trust") is an open-end management investment company established as a Delaware business trust under a Declaration of Trust dated June 5, 1996, and is registered under the Investment Company Act of 1940, as amended, (the "1940 Act"). The Trust currently consists of the U.S. Treasury
Reserve Fund and the Cash Reserve Fund (individually a "Fund", collectively the
"Funds"). Between the date of organization and commencement of operations, the Funds had no operations other than the initial sale of $100,000 of shares to the distributor (original seed money).

The investment objective of the U.S. Treasury Reserve Fund is to provide investors with as high a level of current income as is consistent with liquidity, maximum safety of principal and the maintenance of a stable $1.00 net asset value per share by investing in U.S. Treasury securities. The investment objective of the Cash Reserve Fund is to provide investors with current income, liquidity and the maintenance of a stable $1.00 net asset value per share by investing in high quality, U.S. dollar-denominated short-term obligations.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

SECURITIES VALUATION: Securities are valued utilizing the amortized cost method permitted by Rule 2a-7 under the 1940 Act. Under the amortized cost method, a security is initially valued at cost. Each day thereafter, the security value is adjusted on a constant basis for any discount or premium until maturity.
Amortized cost approximates market value.

SECURITIES TRANSACTIONS AND RELATED INCOME: Security transactions are accounted for on trade date, the date the security is purchased or sold. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premium or accretion of discount based on the straight line method. Gains or losses realized on the sale of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

DISTRIBUTIONS TO SHAREHOLDERS: Dividends from net investment income are declared daily and paid monthly. Distributable net realized capital gains, if any, will be declared and distributed at least annually.

The amount and character of distributions from net investment income and from net realized capital gains are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

FEDERAL INCOME TAXES: It is the policy of each Fund to qualify as a regulated investment company by complying with the applicable provisions of the Internal
Revenue Code. It is also the policy of the Funds to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, Federal income and excise taxes.

ORGANIZATION COSTS: Costs incurred by the Trust in connection with its organization and registration of shares have been deferred and are being amortized using the straight-line method over a period of five years from the commencement of Fund operations. In the event that any of the initial shares of the Funds are redeemed during the amortization period by any holder thereof, the redemption proceeds will be reduced by any unamortized organizational costs of the Trust in the same proportion as the number of said shares of the Fund being redeemed bears to the number of initial shares of that Fund that are outstanding at the time of redemption.

EXPENSES: The Trust accounts separately for the assets, liabilities and operations of each Fund. Expenses directly attributable to a Fund are charged to the Fund, while the expenses which are attributable to more than one Fund of the Trust are allocated among the respective Funds.

In addition, expenses of a Fund not directly attributable to the operations of a particular class of shares of the Fund are allocated to the separate class based upon the net assets of each class. Operating expenses directly attributable to a class of shares of a Fund are charged to the operations of that class.

OTHER: Each Fund maintains a cash balance with its custodian and receives a reduction of their custody fees and expenses for the amounts earned on such uninvested cash balance. For the six months ended March 31, 1998, custodian fees were reduced by $166 and $698 for the U.S. Treasury Reserve Fund and the Cash
Reserve Fund, respectively.

3. SHARES OF BENEFICIAL INTEREST

The Trust's Declaration of Trust authorizes the Trustees to issue an unlimited number of shares, each with a par value of $0.001. Shares of the Trust are currently classified into two classes of shares - the Institutional Class and the Service Class. Each share represents an equal proportionate interest in the respective Fund, bears the same fees and expenses (except the Fund's Service
Class Shares are subject to a Rule 12b-1 fee and a Shareholder Service fee) and are entitled to such dividends and distributions of income earned as are declared at the discretion of the Trust's Board of Trustees.

The following is a summary of transactions in portfolio shares, by class for each Fund, for the six months ended March 31, 1998:

DOLLAR AMOUNTS AND SHARE ACTIVITY:
                                U.S. TREASURY    CASH RESERVE
                                RESERVE FUND         FUND
                               -------------    -------------
SERVICE SHARES
 Net proceeds from sale
  of shares ................   $ 115,180,786    $ 117,968,050
 Issued to shareholders in
   reinvestment of dividends           1,277            1,579
 Cost of shares repurchased     (115,921,628)     (99,493,834)
                               -------------    -------------
 Net change resulting from
   Fund share transactions .   $    (739,565)   $  18,475,795
                               =============    =============

INSTITUTIONAL SHARES
Net proceeds from sale
  of shares ................   $      82,335    $     797,958
 Issued to shareholders as
   reinvestment of dividends          50,603            2,322
 Cost of shares repurchased             --           (144,497)
                               -------------    -------------
 Net change resulting from
   Fund share transactions .   $     132,938    $     655,783
                               =============    =============

The following is a summary of transactions in portfolio shares, by class for each Fund, for the period ended September 31, 1997*:

DOLLAR AMOUNTS AND SHARE ACTIVITY:
                               U.S. TREASURY    CASH RESERVE
                               RESERVE FUND*        FUND*
                               -------------    -------------
SERVICE SHARES
 Net proceeds from sale
  of shares ................   $ 214,827,431    $ 185,569,980
 Issued to shareholders in
   reinvestment of dividends           2,468            1,858
 Cost of shares repurchased     (141,299,196)    (127,673,813)
                               -------------    -------------
 Net change resulting from
   Fund share transactions .   $  73,530,703    $  57,898,025
                               =============    =============

INSTITUTIONAL SHARES
Net proceeds from sale
  of shares ................   $   1,943,095    $      60,000
 Issued to shareholders as
   reinvestment of dividends          50,848              352
 Cost of shares repurchased             --               --
                               -------------    -------------
 Net change resulting from
   Fund share transactions .   $   1,993,943    $      60,352
                               =============    =============
------------------------------------------------
*  The U.S. Treasury Fund commenced operations on October 1, 1996. The Cash
   Reserve Fund commenced operations on January 13, 1997.

4. INVESTMENT ADVISORY, ADMINISTRATION, SHAREHOLDER SERVICES, DISTRIBUTION AND
   OTHER FEES

Investment advisory services are provided to the Funds by First American Capital
Management, Inc. ("First American"). Under the terms of the investment advisory agreement, First American is entitled to receive fees, calculated daily and payable monthly at the annual rate of of 0.30% of the average daily net assets of each Fund.

First Data Investor Services Group, Inc. ("Investor Services Group"), a wholly-owned subsidiary of First Data Corporation, serves the Trust as Administrator. In addition, Investor Services Group also provides certain fund accounting and transfer agency services.

First Data Distributors, Inc. (the "Distributor"), a wholly-owned subsidiary of
Investor Services Group and an indirect wholly-owned subsidiary of First Data
Corporation, serves as distributor of the Funds. The Distributor receives fees for providing distribution services under the Distribution Service Plan (the
"Plan") pursuant to Rule 12b-1 of the 1940 Act with respect to the Service
Class. Under the Plan each Fund pays the Distributor a fee not to exceed 0.25%, on an annual basis, of the average daily net assets of each Fund for payments made to banks, broker/dealers and other institutions, including affiliates of the Adviser, and for expenses the Distributor and any of its affiliates or subsidiaries incur for providing distribution or shareholder service assistance.
As of March 31, 1998, there were no expenses incurred by the Distributor.

Prior to September 22, 1997, BISYS Fund Services Limited Partnership d/b/a BISYS
Fund Services ("BISYS L.P."), a subsidiary of The BISYS Group, Inc. served the
Trust as Administrator. BISYS L.P. received fees on an annualized basis of 0.15% computed daily as a percentage of the average daily net assets of each Fund.
Also, prior to September 22, 1997, BISYS Fund Services, also a subsidiary of The
BISYS Group, Inc. served each Fund as transfer agent and fund accountant.

The Trust may contract with various banks, trust companies, broker/dealers, or other financial organizations (collectively, the "Service Organizations") to provide certain administrative services for the Service Class shares of each Fund, such as maintaining shareholder accounts and records. The Service Class shares of the Funds may pay Shareholder Servicing fees to Service Organizations in amounts up to 0.25% of the average daily net assets of the Service Class shares owned by shareholders serviced by the Service Organizations. As of March
31, 1998, there were no arrangements with Service Organizations currently in place.

Certain officers of the Trust are affiliated with Investor Services Group and/or
First American. Such officers are not paid any fees directly by the Funds for serving as officers of the Trust. Trustees of the Trust not affiliated with Investor Services Group and/or First American receive from the Trust an annual retainer of $1,000 and a fee of $1,000 for each Board of Trustees meeting and $1,000 for each Board committee meeting of the Trust attended and are reimbursed for all out-of-pocket expenses relating to attendance at such meetings.

Fees may be voluntarily waived or reimbursed to assist the Funds in maintaining competitive expense ratios. Information regarding these transaction are as follows for the six months ended March 31, 1998:

                               U.S. TREASURY    CASH RESERVE
                                RESERVE FUND        FUND
                               -------------    -------------
FIRST AMERICAN:
Advisory fees waived           $     111,188    $      72,006
INVESTOR SERVICES GROUP:
Fees waived                    $      37,973    $      28,803
                               -------------    -------------
                               $     149,161    $     100,809
                               =============    =============

5. SPECIAL MEETING OF SHAREHOLDERS

On March 30, 1998, the Trust held a special meeting of Shareholders to (1) elect four Trustees of the Trust; (2) ratify the selection of Price Waterhouse LLP as independent accountants for the Trust for the fiscal year ending September 30, 1998; and (3) to approve an amendment to the First Choice Cash Reserve Fund's fundamental investment restrictions regarding (a) investments in securities issued by a single issuer and (b) concentration in the banking industry. The results of each proposal are as follows:

PROPOSAL 1: Election of Trustees.
                             John J. Pileggi
                            Dennis W. Draper
                            Joseph N. Hankin
                            Richard Wedemeyer

                      FOR                  WITHHELD
                  88,424,201.72                0

PROPOSAL 2: Ratification of selection of Price Waterhouse LLP as independents accountants.

Shares voted          FOR             88,424,201.72
Shares voted        AGAINST                    0
Shares voted       ABSTAINED                   0

PROPOSAL 3: Approval of an amendment to the First Choice Cash Reserve Fund's fundamental investment restrictions regarding (a) investments in securities by a single issuer and (b) concentration in the banking industry

                                    INVESTMENTS IN
                                   SECURITIES ISSUED
                                   BY A SINGLE ISSUER
                                   ------------------
Shares voted          FOR             47,011,836.03
Shares voted        AGAINST                    0
Shares voted       ABSTAINED                   0

                                     CONCENTRATION
                                        IN THE
                                    BANKING INDUSTRY
                                   ------------------
Shares voted          FOR             47,011,836.03
Shares voted        AGAINST                    0
Shares voted       ABSTAINED                   0

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[Logo]                                                First Choice Funds Trust
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                               INVESTMENT ADVISER
                     First American Capital Management, Inc.
                              567 San Nicolas Drive
                                    Suite 101
                         Newport Beach, California 92660

                                  ADMINISTRATOR
                    First Data Investor Services Group, Inc.
                               4400 Computer Drive
                        Westborough, Massachusetts 01581

                                   DISTRIBUTOR
                          First Data Distributors, Inc.
                               4400 Computer Drive
                        Westborough, Massachusetts 01581

                                    CUSTODIAN
                        Investors Fiduciary Trust Company
                             801 Pennsylvania Avenue
                           Kansas City, Missouri 64105

                                     COUNSEL
                    Paul, Weiss, Rifkind, Wharton & Garrison
                           1285 Avenue of the Americas
                          New York, New York 10019-6064

                             INDEPENDENT ACCOUNTANTS
                              Price Waterhouse LLP
                               160 Federal Street
                           Boston, Massachusetts 02110











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First Choice Funds Trust                                             [Logo]
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